Foreign currency assets and liabilities (Details) - ARS ($) $ / shares in Units, $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Assets
Total Financial assets	$ 36,587,000	$ 43,486,000
Liabilities
Total financial liabliites	99,745,000	139,926,000
Trade And Other Payable [Member]
Liabilities
Total trade and other payables	4,215,000	2,444,000
Total trade and other receivables [Member]
Assets
Total Financial assets	11,794,000	12,263,000
New Israel Shekel [Member] | Provisions [Member]
Liabilities
Amount	$ 80,000
Peso exchange rate	$ 69.20
Derivative Financial Liabilities	$ 5,536,000	0
Derivative Financial Instruments [Member]
Liabilities
Total financial liabliites	6,000	34,000
Derivative Financial Instruments [Member] | Lease liabilities [Member]
Liabilities
Derivative Financial Liabilities	2,910,000	2,404,000
Derivative Financial Instruments [Member] | Borrowings [Member]
Liabilities
Derivative Financial Liabilities	87,078,000	135,044,000
Derivative Financial Instruments [Member] | Total Cash And Cash Equivalents [Member]
Liabilities
Derivative Financial Assets	4,387,000	19,887,000
Derivative Financial Instruments [Member] | Total Investments In Financial Assets [Member]
Liabilities
Derivative Financial Assets	20,406,000	11,336,000
Derivative Financial Instruments [Member] | Euros [Member] | Cash And Cash Equivalents [Member]
Liabilities
Amount	$ 10
Peso exchange rate	$ 279.42
Derivative Financial Assets	$ 2,000	2,000
Derivative Financial Instruments [Member] | Euros [Member] | Trade And Other Payables [Member]
Liabilities
Peso exchange rate	$ 280.50
Amount	$ 0
Derivative Financial Liabilities	$ 0	2,000
Derivative Financial Instruments [Member] | USD [Member] | Lease Liabilities [Member]
Liabilities
Peso exchange rate	$ 256.70
Amount	$ 20
Derivative Financial Liabilities	$ 6,000	34,000
Derivative Financial Instruments [Member] | USD [Member] | Borrowings [Member]
Liabilities
Peso exchange rate	$ 256.70
Amount	$ 338,090
Derivative Financial Liabilities	$ 86,787,000	134,744,000
Derivative Financial Instruments [Member] | USD [Member] | Related Parties [Member] | Borrowings [Member]
Liabilities
Peso exchange rate	$ 256.70
Amount	$ 1,130
Derivative Financial Liabilities	291,000	300,000
Derivative Financial Instruments [Member] | USD [Member] | Receivable [member] | Related Parties [Member]
Liabilities
Amount	$ 20,310
Peso exchange rate	$ 256.70
Derivative Financial Assets	$ 5,214,000	4,881,000
Derivative Financial Instruments [Member] | USD [Member] | Investments In Financial Assets [Member] | Related Parties [Member]
Liabilities
Amount	$ 5,870
Peso exchange rate	$ 256.70
Derivative Financial Assets	$ 1,506,000	6,174,000
Derivative Financial Instruments [Member] | USD [Member] | Cash And Cash Equivalents [Member]
Liabilities
Amount	$ 17,010
Peso exchange rate	$ 256.30
Derivative Financial Assets	$ 4,359,000	19,885,000
Derivative Financial Instruments [Member] | USD [Member] | Trade And Other Payables [Member]
Liabilities
Peso exchange rate	$ 256.70
Amount	$ 16,340
Derivative Financial Liabilities	$ 4,194,000	2,313,000
Derivative Financial Instruments [Member] | USD [Member] | Payables [member] | Related Parties [Member]
Liabilities
Peso exchange rate	$ 256.70
Amount	$ 50
Derivative Financial Liabilities	12,000	129,000
Derivative Financial Instruments [Member] | New Israel Shekel [Member] | Investments In Financial Assets [Member]
Liabilities
Amount	$ 5,040
Peso exchange rate	$ 69.20
Derivative Financial Assets	$ 349,000	1,237,000
Derivative Financial Instruments [Member] | New Israel Shekel [Member] | Cash And Cash Equivalents [Member]
Liabilities
Amount	$ 380
Peso exchange rate	$ 69.20
Derivative Financial Assets	$ 26,000	0
Derivative Financial Instruments [Member] | Pounds [Member] | Investments In Financial Assets [Member]
Liabilities
Amount	$ 730
Peso exchange rate	$ 326.75
Derivative Financial Assets	$ 237,000	211,000
Derivative Financial Instruments [Member] | USD [Member] | Lease liabilities [Member]
Liabilities
Amount	$ 11,340
Peso exchange rate	$ 256.70
Derivative Financial Assets	$ 2,910,000	2,404,000
Derivative Financial Instruments [Member] | USD [Member] | Investments In Financial Assets [Member]
Liabilities
Amount	$ 71,460
Peso exchange rate	$ 256.30
Derivative Financial Assets	$ 18,314,000	3,714,000
Derivative Financial Instruments [Member] | Uruguayan pesos [Member] | Trade And Other Payables [Member]
Liabilities
Peso exchange rate	$ 6.87
Amount	$ 1,310
Derivative Financial Liabilities	9,000	0
Derivative Financial Instruments [Member] | Trade And Other Receivables [Member] | Euros [Member]
Liabilities
Amount	$ 80
Peso exchange rate	$ 279.42
Derivative Financial Assets	$ 23,000	24,000
Derivative Financial Instruments [Member] | Trade And Other Receivables [Member] | USD [Member]
Liabilities
Amount	$ 25,580
Peso exchange rate	$ 256.30
Derivative Financial Assets	$ 6,557,000	7,358,000
Derivative Financial Instruments [Member] | Provisions [Member]
Liabilities
Derivative Financial Liabilities	$ 5,536,000	$ 0